NOTES PAYABLE (Schedule of Put Liability) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Activity for the put liability- notes payable [Roll Forward]
Beginning of period	$ 1,260,010
Activity During the Period			$ 1,232,294
Accretion in Value	$ 84,528		27,716
Ending balance	1,344,538		$ 1,260,010
Put Liability Notes Payable [Member]
Activity for the put liability- notes payable [Roll Forward]
Beginning of period	$ 1,260,010
Activity During the Period			$ 1,232,294
Accretion in Value	$ 84,528		27,716
Ending balance	$ 1,344,538		$ 1,260,010